Subsequent Events (Details) - USD ($)					3 Months Ended
	Mar. 24, 2025	Feb. 20, 2025	Jan. 24, 2025	Nov. 30, 2024	Mar. 31, 2025
Subsequent Events [Line Items]
Agent fees and expenses			$ 800,000
Assignment fee					$ 400,000
Common Stock [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)				4,021,125
Purchase price per share (in Dollars per share)				$ 4
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)	2,500,000
Gross proceeds	$ 10,000,000		10,000,000
Agent fees and expenses	$ 650,000		$ 700,000
Assignment fee		$ 500,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)			2,500,000